Related party balances and transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Related Party Transactions [Abstract]
Related party balances and transactions

Note 10 Related party balances and transactions

Related party balances

The related party balances consisted of the following:

Name	Relationship	Nature	Classification	December 31, 2024 (HK$’000)	June 30, 2025 (HK$’000)	June 30, 2025 (US$’000)

Mr. Li	Former sole shareholder and executive director	Advance from a former sole shareholder	Amounts due to related parties	1,714	380	48
Mr. Chiu Yat Chung Gary	Former senior management	Advance from a former senior management	Amounts due to related parties	1,262	-	-
Mr. Li Siu Lun, Allan	Senior management	Advance from a member of senior management	Amounts due to related parties	80	-	-
Total amounts due to related parties				3,056	380	48

The above amounts are unsecured, non-interest bearing and repayable on demand.

Related party transactions (Guarantees)

The related parties made guarantees to the Company in relation to all the bank borrowings of the Group. Please refer to the Note 9 for details of each guarantee made by the related parties in relation to all the bank borrowings of the Group as of June 30, 2025 and December 31, 2024.

Related party transactions (Sale / lease of properties)

The Company entered into the following rental agreement with a related party for a director quarter situated in Hong Kong:

Premises	Relationship with the lessor	Rental payment for the six months ended June 30, 2024 (HK$’000)	Rental payment for the six months ended June 30, 2025 (HK$’000)	Rental payment for the six months ended June 30, 2025 (US$’000)
Director’s quarters	Lessor is a company owned by Mr. Li and his spouse	300	300	38
Hong Kong office	Lessor is Mr. Li and his spouse	300	300	38

FIL entered into a lease agreement with Mr. Li to lease from Mr. Li the office for an initial term of two (2) years, commencing January 1, 2023, for a monthly rental of HK$50,000. Upon the expiry of the above lease term, FIL renewed such lease agreement with Mr. Li to lease this office for another term of two (2) years, commencing January 1, 2025, for a monthly rental of HK$50,000.

FIL entered into a lease agreement with a company owned by Mr. and Mrs. Li for the lease of a director’s quarters for an initial term of two (2) years, commencing May 1, 2023, for a monthly rental of HK$50,000. Upon the expiry of the above lease term, FIL renewed such lease agreement with Mr. Li for another term of two (2) years, commencing May 1, 2025, for a monthly rental of HK$50,000.

Note 10 Related party balances and transactions

Related party balances

The related party balances consisted of the following:

Name	Relationship	Nature	Classification	December 31, 2023 (HK$’000)	December 31, 2024 (HK$’000)	December 31, 2024 (US$’000)

Mr. Li	Former sole shareholder and executive director	Advance from a former sole shareholder	Amounts due to related parties	151	1,714	221
Mr. Chiu Yat Chung Gary	Former senior management	Advance from a former senior management	Amounts due to related parties	2,262	1,262	162
Mr. Li Siu Lun, Allan	Senior management	Advance from a member of senior management	Amounts due to related parties	-	80	10
Total amounts due to related parties				2,413	3,056	393

The above amounts are unsecured, non-interest bearing and repayable on demand.

Related party transactions (Guarantees)

The related parties made guarantees to the Company in relation to all the bank borrowings of the Group. Please refer to the Note 9 for details of each guarantee made by the related parties in relation to all the bank borrowings of the Group as of December 31, 2024 and 2023.

Related party transactions (Sale / lease of properties)

The Company entered into the following rental agreement with a related party for a director quarter situated in Hong Kong:

Premises	Relationship with the lessor	Rental payment for the year ended December 31, 2022 (HK$’000)	Rental payment for the year ended December 31, 2023 (HK$’000)	Rental payment for the year ended December 31, 2024 (HK$’000)	Rental payment for the year ended December 31, 2024 (US$’000)
Director’s quarters	Lessor is a company owned by Mr. Li and his spouse	600	600	600	77
Hong Kong office	Lessor is Mr. Li and his spouse	-	600	600	77

In December 2022, FIL sold its headquarter and sales office in Hong Kong to Mr. Li, the Company’s Executive Director and sole shareholder at that moment, at a consideration of HK$13,880,000. The carrying net book value of the office as of the transaction date was HK$1,349,000, and one-off gain on disposal of the property of HK$12,531,000 was recognized in the income statement of the Group for the year ended December 31, 2022. This gain on disposal of property was regarded as capital gain and classified as a non-taxable income under the tax rule of Hong Kong. The sale consideration of HK$13,880,000 receivable from Mr. Li was offset against the amount due to Mr. Li, and the dividend declared of HK$10,000,000 for the year ended December 31, 2022.

After the disposal of the office, FIL continued to occupy the office and entered into a lease agreement with Mr. Li to lease this office for an initial term of two (2) years, commencing January 1, 2023, for a monthly rental of HK$50,000. Upon the expiry of the above lease term, FIL renewed such lease agreement with Mr. Li to lease this office for an initial term of two (2) years, commencing January 1, 2023, for a monthly rental of HK$50,000.